Income Tax Benefit/(Expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Major Components Of Tax Expense Income [Abstract]
Income tax (benefit)/expense	$ (55)	$ (62)
Deferred tax
(Increase)/decrease in deferred tax assets	6	(144)
(Decrease)/increase in deferred tax liabilities	(61)	82
Total deferred tax (benefit)/expense	(55)	(62)
Income tax (benefit)/expense	$ (55)	$ (62)